LEASES - Growth in gross investment in finance leases (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance leases	$ 44,724,074	$ 44,042,308
Unearned income	(16,230,945)	(16,750,704)
Growth in Gross Invesmtnet
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance leases	9,709,356	7,267,877
Unearned income	(3,998,816)	(2,866,058)
Leases cancelled	(1,468,518)	(1,840,877)
Total	$ 4,242,022	$ 2,560,942